Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Reconciliation of intangible assets

		Covenant
	Management	not
	service agreement	to complete	Total
Cost

Balance, December 31, 2018	—	—	—
Additions (note 5)	6,020,000	310,000	6,330,000

Balance, December 31, 2019	6,020,000	310,000	6,330,000
Additions	—	—	—

Balance, December 31, 2020	$6,020,000	$310,000	$6,330,000

Accumulated amortization

Balance, December 31, 2018	—	—	—
Amortization	105,907	16,362	122,269

Balance, December 31, 2019	105,907	16,362	122,269
Amortization	401,333	61,999	463,332

Balance, December 31, 2020	$507,240	$78,361	$585,601

Net book value

Balance, December 31, 2019	$5,914,093	$293,638	$6,207,731
Balance, December 31, 2020	5,512,760	231,639	5,744,399